Leases (Tables)	6 Months Ended
Jun. 30, 2024
Leases [Abstract]
Schedule of maturity analysis of undiscounted operating lease payments
The undiscounted lease liability contractual maturities as at June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024	December 31, 2023
	£'000	£'000
Within one year	5,197	3,399
One to five years	16,162	14,707
More than 5 years	3,611	4,003
	24,970	22,109